Property, Plant and Equipment - Summary of Future Aggregate Lease Collection under Operating Lease for Freehold Plant, Property and Equipment - Assets Subject to Operating Leases (Detail) - TWD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 2,427	$ 1,082
Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	274	168
Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	248	157
Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	217	134
Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	192	105
Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	190	83
Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	1,306	435
Property, plant and equipment subject to operating leases [member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	916	2,228
Property, plant and equipment subject to operating leases [member] | Year 1 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	305	381
Property, plant and equipment subject to operating leases [member] | Year 2 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	198	279
Property, plant and equipment subject to operating leases [member] | Year 3 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	122	221
Property, plant and equipment subject to operating leases [member] | Year 4 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	92	176
Property, plant and equipment subject to operating leases [member] | Year 5 [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	62	146
Property, plant and equipment subject to operating leases [member] | Onwards [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Future aggregate lease collection under operating lease for freehold plant, property and equipment	$ 137	$ 1,025